Financial risk management - lease liabilities (Details) - CHF (SFr)	Dec. 31, 2024	Dec. 31, 2023
Lease liabilities
Lease Liabilities - cash outflow	SFr 47,739	SFr 365,749
Lease Liabilities - carrying amount	41,994	344,336
Less than 1 Year
Lease liabilities
Lease Liabilities - cash outflow	9,240	293,399
1 to 5 Years
Lease liabilities
Lease Liabilities - cash outflow	SFr 38,499	SFr 72,350